INCOME TAXES - Narrative Income Tax expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate	$ 12	$ 0	$ 340
Net change in measurement of deferred tax assets	(2,956)	454	1,201
Tax expense related to non-recognition and derecognition of other deferred tax assets	(1,055)	375
Tax effect of foreign tax rates	0	41	14
Tax contingencies/settlements	137	87	225
ArcelorMittal USA LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease through loss of control of subsidiary, deferred tax asset	$ (735)	(630)
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate (in percent)	24.94%
Decrease through loss of control of subsidiary, deferred tax asset	$ (1,166)
Future taxable income increase due to tax integration		$ 709	$ 600